Average Annual Total Returns - Class ADV I S S2 Shares - Voya Index Solution 2045 Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV S&P Target Date 2045 Index 1 Yr		Class ADV S&P Target Date 2045 Index 5 Yrs		Class ADV S&P Target Date 2045 Index 10 Yrs		Class ADV S&P Target Date 2045 Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P Target Date 2045 Index 1 Yr		Class I S&P Target Date 2045 Index 5 Yrs		Class I S&P Target Date 2045 Index 10 Yrs		Class I S&P Target Date 2045 Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S S&P Target Date 2045 Index 1 Yr		Class S S&P Target Date 2045 Index 5 Yrs		Class S S&P Target Date 2045 Index 10 Yrs		Class S S&P Target Date 2045 Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 S&P Target Date 2045 Index 1 Yr		Class S2 S&P Target Date 2045 Index 5 Yrs		Class S2 S&P Target Date 2045 Index 10 Yrs		Class S2 S&P Target Date 2045 Index Since Inception
Total	15.23%	11.05%	9.11%		Mar. 10, 2008	13.66%	[1]	11.24%	[1]	9.49%	[1]	[1]	15.78%	11.62%	9.66%		Mar. 10, 2008	13.66%	[1]	11.24%	[1]	9.49%	[1]	[1]	15.49%	11.34%	9.39%		Mar. 10, 2008	13.66%	[1]	11.24%	[1]	9.49%	[1]	[1]	15.35%	11.17%	9.23%		May 28, 2009	13.66%	[1]	11.24%	[1]	9.49%	[1]	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.